RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management Details 19
Schedule of Bank's maximum credit risk exposure by financial asset

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2017, 2016 and 2015 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

		Maximum Exposure
		12/31/2017	12/31/2016	12/31/2015
	Notes	MCh$	MCh$	MCh$
Loans and receivables from banks, net	9	70,077	150,568	99,398
Loans and receivables from customers, net	10	19,764,078	20,444,648	6,705,492
Derivative financial instruments	8	1,248,775	1,102,769	227,984
Investments under agreements to resell	7	28,524	170,242	10,293
Financial investments available-for-sale	11	2,663,478	2,074,077	514,985
Held to maturity investments	11	202,030	226,433	—
Other assets	15	429,025	427,394	135,742
Total		24,405,987	24,596,131	7,693,894

Schedule of concentration of credit risk by industry

The following table displays the concentration of credit risk by industry for financial assets:

		12/31/2017			12/31/2016			12/31/2015
		Maximum gross exposure	Maximum net exposure (1)%		Maximum gross exposure	Maximum net exposure (1)%		Maximum gross exposure	Maximum net exposure (1)%
	Note	MCh$	MCh$		MCh$	MCh$		MCh$	MCh$
Manufacturing		1,040,491	960,774	7.24%	1,221,396	1,175,746	8.27%	444,647	432,418	9.74%
Mining		644,061	419,582	3.16%	703,440	660,238	4.64%	203,501	202,984	4.46%
Electricity, gas and water		936,483	466,008	3.51%	1,135,329	1,101,118	7.75%	323,299	323,961	7.08%
Agriculture and Livestock		415,930	289,826	2.18%	427,745	415,040	2.92%	118,839	114,863	2.60%
Forestry and wood extraction		38,807	32,165	0.24%	35,347	34,621	0.24%	25,146	25,036	0.55%
Fishing		13,912	8,688	0.07%	58,770	50,014	0.35%	30,433	20,798	0.67%
Transport		668,477	450,949	3.40%	694,353	670,160	4.71%	310,530	307,912	6.80%
Communications		94,439	28,201	0.21%	80,160	77,433	0.54%	13,954	13,710	0.31%
Construction		1,638,120	1,357,343	10.23%	1,624,794	1,596,341	11.23%	296,322	292,737	6.49%
Commerce		1,712,850	998,567	7.54%	1,714,589	1,629,316	11.46%	480,645	469,286	10.53%
Services		3,780,733	2,578,863	19.43%	4,287,373	4,183,200	29.42%	1,522,177	1,515,440	33.33%
Others		2,732,243	5,678,666	42.79%	2,651,175	2,622,316	18.47%	796,973	785,326	17.44%
Subtotal Commercial Loans	10 a)	13,716,546	13,269,632	100.00%	14,634,471	14,215,543	100.00%	4,566,466	4,504,471	100.00%
Consumer Loans	10 a)	2,513,306	2,376,712		2,480,964	2,364,060		700,757	673,424
Mortgage Loans	10 a)	4,152,753	4,117,734		3,888,517	3,865,045		1,533,848	1,527,597
Total		20,382,605	19,764,078		21,003,952	20,444,648		6,801,071	6,705,492

(1)    Net of allowances

Schedule of credit quality by financial asset class

A detail by credit quality is summarized as follows:

	Normal Portfolio						Impaired Portfolio (*)					Group Portfolio
												Normal	Impaired
	A1	A2	A3	A4	A5	A6	B1	B2	Impaired	Subtotal	Total	Portfolio	Portfolio	Subtotal	General Total
12/31/2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables from banks	862	42,105	23,025	4,293	—	—	—	—	—	—	70,285	—	—	—	70,285
Provisions	—	76	132	—	—	—	—	—	—	—	208	—	—	—	208
% Provisions	0.00%	0.18%	0.57%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.30%	0.00%	0.00%	0.00%	0.30%
Loans and receivables from customers Commercial Loans:
General Commercial loans	34,371	188,865	2,651,517	3,263,945	2,423,298	593,069	158,313	106,093	606,942	871,348	10,026,413	980,093	109,570	1,089,663	11,116,076
Foreign Trade loans	—	—	150,154	244,954	145,609	13,995	17,078	8,085	85,032	110,195	664,907	27,168	8,658	35,826	700,733
Lines of credit and overdrafts	633	922	13,317	25,229	24,647	5,443	4,345	640	4,447	9,432	79,623	48,594	11,131	59,725	139,348
Factored receivables	27,456	9,726	17,735	50,559	18,656	3,443	598	—	298	896	128,471	12,202	65	12,267	140,738
Student loans	—	—	—	—	—	—	—	—	—	—	—	598,717	54,286	653,003	653,003
Leasing contracts	2,186	7,059	94,226	269,425	310,915	66,536	25,076	5,783	82,231	113,090	863,437	70,641	6,711	77,352	940,789
Other outstanding loans	3	59	508	2,972	3,509	563	126	39	878	1,043	8,657	13,817	3,385	17,202	25,859
Subtotal Commercial loans	64,649	206,631	2,927,457	3,857,084	2,926,634	683,049	205,536	120,640	779,828	1,106,004	11,771,508	1,751,232	193,806	1,945,038	13,716,546
Provisions	21	197	2,153	22,819	52,874	16,509	6,087	2,315	195,177	203,579	298,152	57,057	91,705	148,762	446,914
% Provisión	0.03%	0.10%	0.07%	0.59%	1.81%	2.42%	2.96%	1.92%	25.03%	18.41%	2.53%	3.26%	47.32%	7.65%	3.26%
Consumer loans	—	—	—	—	—	—	—	—	—	—	—	2,396,246	117,060	2,513,306	2,513,306
Provisions	—	—	—	—	—	—	—	—	—	—	—	93,255	43,339	136,594	136,594
% Provisión	—	—	—	—	—	—	—	—	—	—	—	3.89%	37.02%	5.43%	5.43%
Mortgage loans	—	—	—	—	—	—	—	—	—	—	—	3,975,744	177,009	4,152,753	4,152,753
Provisions	—	—	—	—	—	—	—	—	—	—	—	22,730	12,289	35,019	35,019
% Provisión	—	—	—	—	—	—	—	—	—	—	—	0.57%	6.94%	0.84%	0.84%
Total loans and receivable from customers	64,649	206,631	2,927,457	3,857,084	2,926,634	683,049	205,536	120,640	779,828	1,106,004	11,771,508	8,123,222	487,875	8,611,097	20,382,605
Provisions	21	197	2,153	22,819	52,874	16,509	6,087	2,315	195,177	203,579	298,152	173,042	147,333	320,375	618,527
% Provisión	0.03%	0.10%	0.07%	0.59%	1.81%	2.42%	2.96%	1.92%	25.03%	18.41%	2.53%	2.13%	30.20%	3.72%	3.03%
Financial investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(*) B1 and B2: Customers who have financial difficulties but still are not impaired.

Impaired: Customers who have financial difficulties and are impaired.

	Normal Portfolio						Impaired Portfolio (*)				Total	Group Portfolio
12/31/2016	A1	A2	A3	A4	A5	A6	B1	B2	Impaired	Subtotal		Normal Portfolio	Impaired Portfolio	Subtotal	General Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables from banks	37,960	76,834	33,751	2,235	—	—	—	—	—	—	150,780	—	—	—	150,780
Provisions	14	85	74	39	—	—	—	—	—	—	212	—	—	—	212
% Provisions	0.04%	0.11%	0.22%	1.74%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.14%	0.00%	0.00%	0.00%	0.14%
Loans and receivables from customers Commercial Loans:
General Commercial loans	47,699	204,313	2,647,749	3,852,211	2,438,286	509,927	288,559	124,372	533,585	946,516	10,646,701	1,195,886	113,777	1,309,663	11,956,364
Foreign Trade loans	—	727	150,548	337,499	113,418	34,313	21,950	7,419	67,299	96,668	733,173	20,198	773	20,971	754,144
Lines of credit and overdrafts	2	407	10,443	19,249	20,847	7,218	2,140	914	3,452	6,506	64,672	65,640	3,389	69,029	133,701
Factored receivables	11,811	9,550	20,040	15,093	11,729	2,903	128	—	835	963	72,089	3,713	339	4,052	76,141
Student loans	—	—	—	—	—	—	—	—	—	—	—	583,776	26,539	610,315	610,315
Leasing contracts	4,234	6,064	107,786	307,019	325,678	62,920	54,327	6,998	87,025	148,350	962,051	104,279	7,176	111,455	1,073,506
Other outstanding loans	111	312	2,101	3,264	3,318	664	493	51	826	1,370	11,140	17,446	1,714	19,160	30,300
Subtotal Commercial loans	63,857	221,373	2,938,667	4,534,335	2,913,276	617,945	367,597	139,754	693,022	1,200,373	12,489,826	1,990,938	153,707	2,144,645	14,634,471
Provisions	—	28	5,463	33,775	47,643	23,149	14,663	21,760	219,577	256,000	366,058	21,337	31,533	52,870	418,928
% Provisión	0.00%	0.01%	0.19%	0.74%	1.64%	3.75%	3.99%	15.57%	31.68%	21.33%	2.93%	1.07%	20.52%	2.47%	2.86%
Consumer loans	—	—	—	—	—	—	—	—	—	—	—	2,387,009	93,955	2,480,964	2,480,964
Provisions	—	—	—	—	—	—	—	—	—	—	—	65,934	50,970	116,904	116,904
% Provisión	—	—	—	—	—	—	—	—	—	—	—	2.76%	54.25%	4.71%	4.71%
Mortgage loans	—	—	—	—	—	—	—	—	—	—	—	3,755,370	133,147	3,888,517	3,888,517
Provisions	—	—	—	—	—	—	—	—	—	—	—	12,494	10,978	23,472	23,472
% Provisión	—	—	—	—	—	—	—	—	—	—	—	0.33%	8.25%	0.60%	0.60%
Total loans and receivable from customers	63,857	221,373	2,938,667	4,534,335	2,913,276	617,945	367,597	139,754	693,022	1,200,373	12,489,826	8,133,317	380,809	8,514,126	21,003,952
Provisions	—	28	5,463	33,775	47,643	23,149	14,663	21,760	219,577	256,000	366,058	99,765	93,481	193,246	559,304
% Provisión	0.00%	0.01%	0.19%	0.74%	1.64%	3.75%	3.99%	15.57%	31.68%	21.33%	2.93%	1.23%	24.55%	2.27%	2.66%
Financial investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(*) B1 and B2: Customers who have financial difficulties but still are not impaired.

Impaired: Customers who have financial difficulties and are impaired.

	Normal Portfolio						Impaired Portfolio (*)					Group Portfolio
	A1	A2	A3	A4	A5	A6	B1	B2	Impaired	Subtotal	Total	Normal Portfolio	Impaired Portfolio	Subtotal	General Total
12/31/2015	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables from banks	35,506	60,395	3,567	—	—	—	—	—	—	—	99,468	—	—	—	99,468
Provisions	13	49	8	—	—	—	—	—	—	—	70	—	—	—	70
% Provisions	0.04%	0.08%	0.22%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.07%	0.00%	0.00%	0.00%	0.07%
Loans and receivables from customers Commercial Loans:
General Commercial loans	12,155	162,931	1,259,304	1,059,879	152,478	231,136	12,627	29,873	37,617	80,117	2,958,000	598,460	48,061	646,521	3,604,521
Foreign Trade loans	—	70,317	186,081	92,216	25,507	22,099	2,933	6,057	18,748	27,738	423,958	5,351	11	5,362	429,320
Lines of credit and overdrafts	2	2,865	3,735	5,443	1,268	1,315	528	47	948	1,523	16,151	21,977	986	22,963	39,114
Factored receivables	5,559	5,740	21,619	15,119	2,053	1,430	112	—	717	829	52,349	4,854	29	4,883	57,232
Student loans	—	—	—	—	—	—	—	—	—	—	—	167,195	9,828	177,023	177,023
Leasing contracts	—	11,614	90,037	63,768	21,626	15,527	3,322	2,167	22,175	27,664	230,236	18,088	431	18,519	248,755
Other outstanding loans	52	93	1,487	640	180	215	12	12	77	101	2,768	7,718	15	7,733	10,501
Subtotal Commercial loans	17,768	253,560	1,562,263	1,237,065	203,112	271,722	19,534	38,156	80,282	137,972	3,683,462	823,643	59,361	883,004	4,566,466
Provisions	9	254	1,691	5,297	3,984	4,615	1,681	4,905	28,590	35,176	51,026	5,350	5,619	10,969	61,995
% Provisión	0.05%	0.10%	0.11%	0.43%	1.96%	1.70%	8.61%	12.86%	35.61%	25.50%	1.39%	0.65%	9.47%	1.24%	1.36%
Consumer loans	—	—	—	—	—	—	—	—	—	—	—	662,936	37,821	700,757	700,757
Provisions	—	—	—	—	—	—	—	—	—	—	—	13,721	13,612	27,333	27,333
% Provisión	—	—	—	—	—	—	—	—	—	—	—	2.07%	35.99%	3.90%	3.90%
Mortgage loans	—	—	—	—	—	—	—	—	—	—	—	1,469,501	64,347	1,533,848	1,533,848
Provisions	—	—	—	—	—	—	—	—	—	—	—	2,846	3,405	6,251	6,251
% Provisión	—	—	—	—	—	—	—	—	—	—	—	0.19%	5.29%	0.41%	0.41%
Total loans and receivable from customers	17,768	253,560	1,562,263	1,237,065	203,112	271,722	19,534	38,156	80,282	137,972	3,683,462	2,956,080	161,529	3,117,609	6,801,071
Provisions	9	254	1,691	5,297	3,984	4,615	1,681	4,905	28,590	35,176	51,026	21,917	22,636	44,553	95,579
% Provisión	0.05%	0.10%	0.11%	0.43%	1.96%	1.70%	8.61%	12.86%	35.61%	25.50%	1.39%	0.74%	14.01%	1.43%	1.41%
Financial investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(*) B1 and B2: Customers who have financial difficulties but still are not impaired.

Impaired: Customers who have financial difficulties and are impaired.

Schedule of age of past-due loans

An analysis of the age of past-due loans by class of financial asset is provided below(33):

	As of December 31, 2017
	Up to date	From 1 to 29 days	From 30 to 89 days	Over 90 days or more	Loans and receivables to customers	Total overdue debt
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables to banks	70,285	—	—	—	70,285	—
Loans and receivables to customers:
Commercial loans	13,526,944	211,535	143,063	319,377	14,200,919	673,975
Mortgage loans	3,893,786	115,688	61,890	93,786	4,165,150	271,364
Consumer loans	2,521,397	68,955	52,854	48,852	2,692,058	170,661
Total	20,012,412	396,178	257,807	462,015	21,128,412	1,116,000

	As of December 31, 2016
	Up to date	From 1 to 29 days	From 30 to 89 days	Over 90 days or more	Loans and receivables to customers	Total overdue debt
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables to banks	150,780	—	—	—	150,780	—
Loans and receivables to customers:
Commercial loans	14,438,474	103,689	247,807	284,774	15,074,744	636,270
Mortgage loans	3,881,940	2,137	1,532	12,611	3,898,220	16,280
Consumer loans	2,418,789	9,408	10,309	169,690	2,608,196	189,407
Total	20,889,983	115,234	259,648	467,075	21,731,940	841,957

	As of December 31, 2015
	Up to date	From 1 to 29 days	From 30 to 89 days	Over 90 days or more	Loans and receivables to customers	Total overdue debt
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables to banks	98,398	—	—	—	98,398	—
Loans and receivables to customers:
Commercial loans	4,527,939	27,487	13,600	48,101	4,617,127	89,188
Mortgage loans	1,533,536	446	429	1,864	1,536,275	2,739
Consumer loans	697,182	1,906	3,587	56,190	758,865	61,683
Total	6,857,055	29,839	17,616	106,155	7,010,665	153,610

Schedule of assets and liabilities by currency

The following tables detail assets and liabilities by currency as of December 31, 2017, 2016 and 2015:

As of December 31, 2017:

		US$	Euro	Yen	Sterlin pounds	Colombian Pesos	Other currencies	UF	Pesos	ER (*)	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5	377,014	10,340	16	38	354,751	834	—	221,037	—	964,030
Cash in the process of collection	5	22,202	9,286	—		1,067	48	—	124,414	—	157,017
Trading portfolio financial assets	6	—	—	—	—	389,409	—	—	25,652	—	415,061
Investments under agreements to resell	7	218	—	—	—	26,232	—	—	2,074	—	28,524
Derivative financial instruments	8	119,997	—	—	—	90,773	—	70,174	967,831	—	1,248,775
Loans and receivables from banks, net	9	35,287	—	—	—	862	—	—	33,928	—	70,077
Loans and receivables from customers, net	10	2,204,036	—	—	—	4,234,024	—	7,693,789	5,625,571	6,658	19,764,078
Financial investments available-for-sale	11	14,053	—	—	—	725,568	—	999,540	914,657	9,660	2,663,478
Held to maturity investments	11	95,652	—	—	—	106,378	—	—	—	—	202,030
Intangible assets	12	1,422	—	—	—	183,712	—	—	1,377,520	—	1,562,654
Property, plant and equipment, net	13	1,043	—	—	—	48,098	—	—	81,438	—	130,579
Current income taxes	14	—	—	—	—	36,359	—	—	202,093	—	238,452
Deferred income taxes	14	24,885	—	—	—	—	—	—	115,800	—	140,685
Other assets	15	95,806	677	2	80	80,308	—	12,844	239,308	—	429,025
Non-current assets held for sale	15	—	—	—	—	—	—	—	18,308	—	18,308
Total Assets		2,991,615	20,303	18	118	6,277,541	882	8,776,347	9,949,631	16,318	28,032,773

Current accounts and demand deposits	16	432,253	6,076	—	8	1,742,508	44	7,803	1,952,975	—	4,141,667
Transaction in the course of payment	5	53,097	—	—	—	—	—	—	56,399	—	109,496
Obligations under repurchase agreements	7	—	—	—	—	376,656	—	—	44,264	—	420,920
Time deposits and saving accounts	16	1,013,235	6,429	—	—	2,196,671	—	814,336	6,034,571	1	10,065,243
Derivative financial instruments	8	82,231	—	—	—	59,130	—	84,530	869,263	—	1,095,154
Borrowings from financial institutions	17	1,516,717	2,269	4,869	—	650,987	587	21,958	(1,257)	—	2,196,130
Debt issued	18	923,718	—	—	—	465,476	—	3,381,318	1,179,526	—	5,950,038
Other financial obligations	18	—	—	—	—	811	—	—	16,255	—	17,066
Current income tax provision	14	—	—	—	—	—	—	—	624	—	624
Deferred income taxes	14	—	—	—	—	26,301	—	—	53	—	26,354
Provisions	19	25,772	—	—	—	56,851	—	—	35,266	—	117,889
Other liabilities	20	86,648	—	—	—	63,675	—	166,867	145,598	647	463,435
Liabilities directly associated with non-currente assets held for sale	20	—	—	—	—	—	—	—	—	—	—
Total Liabilities		4,133,671	14,774	4,869	8	5,639,066	631	4,476,812	10,333,537	648	24,604,016
Net Assets (Liabilities)		(1,142,056)	5,529	(4,851)	110	638,475	251	4,299,535	(383,906)	15,670	3,428,757
Contingent loans		455,991	3,919	3,537	—	1,015,275	—	—	3,813,073	—	5,291,795
Net Assets (Liabilities) position		(686,065)	9,448	(1,314)	110	1,653,750	251	4,299,535	3,429,167	15,670	8,720,552

(*) Exchange rate

As of December 31, 2016:

		US$	Euro	Yen	Sterlin pounds	Colombian Pesos	Other currencies	UF	Pesos	ER (*)	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5	450,282	11,255	28	75	670,955	780	—	353,762	—	1,487,137
Cash in the process of collection	5	40,289	842	—		3,216	—	—	101,422	—	145,769
Trading portfolio financial assets	6	—	—	—	—	567,850	—	10,603	54,104	—	632,557
Investments under agreements to resell	7	—	—	—	—	136,422	—	—	33,820	—	170,242
Derivative financial instruments	8	121,377	—	—	—	92,635	—	63,946	824,811	—	1,102,769
Loans and receivables from banks, net	9	91,261	—	—	—	59,310	—	—	(3)	—	150,568
Loans and receivables from customers, net	10	2,458,017	—	—	—	4,773,065	—	7,508,358	5,697,061	8,147	20,444,648
Financial investments available-for-sale	11	28,724	—	—	—	447,126	—	461,067	1,126,737	10,423	2,074,077
Held to maturity investments	11	94,258	—	—	—	132,164	—	—	11	—	226,433
Intangible assets	12	76	—	—	—	211,021	—	—	1,403,378	—	1,614,475
Property, plant and equipment, net	13	1,227	—	—	—	38,921	—	—	80,895	—	121,043
Current income taxes	14	770	—	—	—	25,354	—	—	138,172	—	164,296
Deferred income taxes	14	23,340	—	—	—	26	—	—	87,399	—	110,765
Other assets	15	168,198	375	—	—	93,233	—	6,371	159,215	2	427,394
Non-current assets held for sale	15	—	—	—	—	—	—	—	37,164	—	37,164
Total Assets		3,477,819	12,472	28	75	7,251,298	780	8,050,345	10,097,948	18,572	28,909,337

Current accounts and demand deposits	16	410,288	7,571	2	98	2,121,456	31	8,490	1,905,255	—	4,453,191
Transaction in the course of payment	5	28,543	917	—	108	3	313	—	37,529	—	67,413
Obligations under repurchase agreements	7	—	—	—	—	368,409	—	—	5,470	—	373,879
Time deposits and saving accounts	16	1,449,128	244	—	—	2,691,969	—	1,314,902	6,125,462	5	11,581,710
Derivative financial instruments	8	83,779	—	—	—	52,903	—	95,381	675,271	—	907,334
Borrowings from financial institutions	17	1,639,878	400	39	—	539,734	9	—	(190)	—	2,179,870
Debt issued	18	1,013,595	—	—	—	585,600	—	3,610,708	250,350	—	5,460,253
Other financial obligations	18	—	—	—	—	2,265	—	—	23,298	—	25,563
Current income tax provision	14	—	—	—	—	1,411	—	—	475	—	1,886
Deferred income taxes	14	—	—	—	—	57,607	—	—	29	—	57,636
Provisions	19	5,975	—	—	—	37,625	—	—	56,448	—	100,048
Other liabilities	20	54,666	4,318	—	—	65,343	—	—	145,483	—	269,810
Liabilities directly associated with non-currente assets held for sale	20	—	—	—	—	—	—	—	7,032	—	7,032
Total Liabilities		4,685,852	13,450	41	206	6,524,325	353	5,029,481	9,231,912	5	25,485,625
Net Assets (Liabilities)		(1,208,033)	(978)	(13)	(131)	726,973	427	3,020,864	866,036	18,567	3,423,712
Contingent loans	21	578,432	2,972	431	—	948,343	—	—	3,779,958	—	5,310,136
Net Assets (Liabilities) position		(629,601)	1,994	418	(131)	1,675,316	427	3,020,864	4,645,994	18,567	8,733,848

(*) Exchange rate

As of December 31, 2015:

		US$	Euro	Yen	Sterlin pounds	Colombian Pesos	Other currencies	UF	Pesos	ER (*)	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5	174,423	3,505	—	19	—	35	—	299,827	—	477,809
Cash in the process of collection	5	22,777	700	—	—	—	18	—	38,600	—	62,095
Trading portfolio financial assets	6	—	—	—	—	—	—	2,678	15,087	—	17,765
Investments under agreements to resell	7	—	—	—	—	—	—	—	10,293	—	10,293
Derivative financial instruments	8	61,102	—	—	—	—	—	36,695	130,187	—	227,984
Loans and receivables from banks, net	9	99,158	—	—	—	—	—	—	240	—	99,398
Loans and receivables from customers, net	10	1,241,249	7,675	52	—	—	—	3,312,378	2,127,269	16,869	6,705,492
Financial investments available-for-sale	11	—	—	—	—	—	—	290,254	224,731	—	514,985
Held to maturity investments	11	—	—	—	—	—	—	—	—	—	—
Intangible assets	12	—	—	—	—	—	—	—	51,809	—	51,809
Property, plant and equipment, net	13	—	—	—	—	—	—	—	33,970	—	33,970
Current income taxes	14	—	—	—	—	—		—	8,275	—	8,275
Deferred income taxes	14	—	—	—	—	—	—	—	13,930	—	13,930
Other assets	15	74,820	5	—	—	—	—	—	60,917	—	135,742
Non-current assets held for sale	15	—	—	—	—	—	—	—	1,785	—	1,785
Total Assets		1,673,529	11,885	52	19	—	53	3,642,005	3,016,920	16,869	8,361,332

Current accounts and demand deposits	16	158,456	3,092	—	13	—	11	—	819,777	—	981,349
Transaction in the course of payment	5	8,114	108	—	—	—	—	—	18,155	—	26,377
Obligations under repurchase agreements	7	—	—	—	—	—	—	—	43,727	—	43,727
Time deposits and saving accounts	16	572,304	—	—	—	—	—	1,200,423	2,179,846	—	3,952,573
Derivative financial instruments	8	48,164	—	—	—	—	—	51,883	153,136	—	253,183
Borrowings from financial institutions	17	658,070	467	52	—	—	11	—	—	—	658,600
Debt issued	18	—	—	—	—	—	—	1,473,174	31,161	—	1,504,335
Other financial obligations	18	—	—	—	—	—	—	7,722	13,011	—	20,733
Current income tax provision	14	—	—	—	—	—	—	—	543	—	543
Deferred income taxes	14	—	—	—	—	—	—	—	67	—	67
Provisions	19	—	—	—	—	—	—	—	75,924	—	75,924
Other liabilities	20	1,049	—	—	—	—	16	—	51,415	—	52,480
Liabilities directly associated with non-currente assets held for sale	20	—	—	—	—	—	—	—	—	—	—
Total Liabilities		1,446,157	3,667	52	13	—	38	2,733,202	3,386,762	—	7,569,891
Net Assets (Liabilities)		227,372	8,218	—	6	—	15	908,803	(369,842)	16,869	791,441
Contingent loans	21	132,521	5,057	11	719	—	—	—	2,153,773	—	2,292,081
Net Assets (Liabilities) position		359,893	13,275	11	725	—	15	908,803	1,783,931	16,869	3,083,522

(*) Exchange rate

Schedule of trading book	Trading Book
	As of December 31,
Limit Consumption	2017	2016	2015
Market risk exposure (MRE)	71.3%	60.4%	71.8%

Schedule of banking book	Banking Book
	As of December 31,
Limit Consumption	2017	2016	2015
Short-term exposure to interest rate risk (STE)	45.0%	51.8%	60.6%
Long-term exposure to interest rate risk (LTE)	43.2%	60.1%	13.8%

Schedule of Trading Book positions by risk factor

Trading book positions as of December 31, 2017, 2016 and 2015, are detailed as follows:

	Position
	2017	2016	2015
Risk Factor / Products	MCh$	MCh$	MCh$
CLP rates
Derivatives	(738,006)	(131,852)	(77,875)
Investments	263,964	344,390	3,733
CLF rates
Derivatives	694,368	319,785	175,245
Investments	171,330	72,668	2,678
COP rates
Derivatives	(223,400)	4,275	—
Investments	384,244	381,848	—
UVR rates
Derivatives	—	—	—
Investments	—	164,828	—
USD rates	256,495	44,211	7,835
OM rates	10	(1,061)	52
FX (exchange rate)	15,620	14,089	7,887
Inflation (CLF)	—	—	—
Optionality (Gamma, Vega)	120	6	1

Schedule of Banking Book positions by risk factor

Foreign currency and inflation positions in the banking book as of December 31, 2017, 2016 and 2015, are detailed as follows:

	Year-End 2017	Year-End 2016	Year-End 2015
CLF Position	877,152	1,118,526	448,256
FX Position	(889,075)	(684,938)	(52,231)

Schedule of Banking Book Positions (products valued at amortized cost and available-for-sale instruments and derivatives valued at fair value)

	Year-End 2017
CLP Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	4,256,811	892,701	1,688,269	1,315,539	665,015
Cash	387,847	—	—	—	—
Repurchase agreements	5,956	—	—	—	—
Loans to customers, net	2,162,363	859,897	1,614,115	1,080,663	427,787
Financial assets available for sale	67,735	32,804	74,154	234,876	237,228
Financial assets held to maturity	—	—	—	—	—
PP&E and intangible assets	703,689	—	—	—	—
Other assets	929,221	—	—	—	—
LIABILITIES	(6,418,945)	(1,147,278)	(3,162,828)	(1,204,044)	(221,116)
Current accounts and demand deposits	(577,488)	(83,941)	(484,133)	(901,810)	(114)
Savings accounts and time deposits	(2,229,619)	(989,646)	(2,633,395)	(194,706)	—
Debt issued	(831)	(7,952)	(45,081)	(107,528)	(221,002)
Other liabilities	(374,333)	(30,483)	—	—	—
Capital and reserves	(3,207,101)	(30,483)	—	—	—
Resell agreements	(29,573)	(4,773)	(219)
DERIVATIVES	819,878	456,293	268,834	(324,113)	(152,389)
Financial derivative instruments	819,878	456,293	268,834	(324,113)	(152,389)

	Year-End 2017
CLF Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	481,000	510,095	2,008,605	2,172,278	3,891,622
Cash	—	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	520,449	422,096	1,786,914	1,767,416	3,804,979
Financial assets available for sale	22,633	87,999	221,691	404,862	86,643
PP&E and intangible assets	—	—	—	—	—
Other assets	(62,082)	—	—	—	—
LIABILITIES	(352,331)	(255,086)	(423,122)	(968,507)	(3,748,085)
Other liabilities	(189,476)	—	(36,335)	(47,686)	(6,925)
Capital and reserves		—	—	—	—
Debt issued	(48,724)	(10,387)	(262,792)	(878,854)	(3,319,434)
Current accounts and demand deposits	(98,353)	(244,699)	(123,995)	(41,967)	(421,726)
Savings accounts and time deposits	(15,778)	—	—	—	—
DERIVATIVES	(1,209,472)	508,032	(817,140)	(226,061)	(321,390)
Financial derivative instruments	(1,209,472)	508,032	(817,140)	(226,061)	(321,390)

	Year-End 2017
COP and UVR Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
Assets	1,995,876	579,940	774,647	1,014,376	593,649
Cash	165,848	—	—	—	—
Repurchase agreements	21,263	—	—	—	—
Loans to customers, net	1,237,941	522,042	633,470	619,269	531,424
Financial assets available for sale	3,885	—	141,177	395,107	62,225
Financial assets held to maturity	25,145	57,898	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	541,794	—	—	—	—
Liabilities	(3,184,891)	(628,485)	(686,080)	(484,123)	(303,755)
Current accounts and demand deposits	(1,490,776)	—	—	—	—
Savings accounts and time deposits	(350,584)	(578,115)	(635,840)	(376,758)	(140,162)
Debt issued	—	(50,370)	(50,240)	(107,365)	(163,593)
Other liabilities	(669,363)	—	—	—	—
Capital and reserves	(674,168)	—	—	—	—
Derivatives	(233,772)	62,977	(330,530)	374,478	(95,155)
Financial derivative instruments	(233,772)	62,977	(330,530)	374,478	(95,155)

FX Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	702,899	263,710	547,828	33,258	11,851
Cash	392,669	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	132,850	263,597	547,358	20,963	10,761
Financial assets available for sale	173	79	439	12,283	1,078
Financial assets held to maturity	—	—	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	177,207	34	31	12	12
LIABILITIES	(1,861,588)	(318,197)	(539,389)	(450,818)	—
Current accounts and demand deposits	(388,722)	—	—	—	—
Savings accounts and time deposits	(837,274)	(202,181)	(526,101)	(2,215)	—
Debt issued	(452,157)	(116,016)	(13,288)	(448,603)	—
Other liabilities	(116,183)	—	—	—	—
Capital and reserves	(66,994)	—	—	—
Resell agreements	(258)	—	—	—
DERIVATIVES	879,996	(47,020)	70,834	361,999	6,409
Financial derivative instruments	879,996	(47,020)	70,834	361,999	6,409

	Year-End 2016
CLP Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	3,501,743	870,778	2,160,430	1,290,116	543,713
Cash	456,753	—	—	—	—
Repurchase agreements	82,146	—	—	—	—
Loans to customers, net	2,103,570	823,545	2,126,992	1,126,147	459,420
Financial assets available for sale	320,536	47,233	33,438	163,969	84,293
Financial assets held to maturity	—	—	—	—	—
PP&E and intangible assets	214,411	—	—	—	—
Other assets	324,327	—	—	—	—
LIABILITIES	(6,504,266)	(1,196,757)	(2,361,334)	(227,588)	(158,564)
Current accounts and demand deposits	(1,890,606)	—	(58,425)	—	—
Savings accounts and time deposits	(3,042,768)	(1,190,542)	(2,286,425)	(157,934)	(255)
Debt issued	(831)	(4,710)	(15,982)	(69,654)	(158,309)
Other liabilities	(302,491)	(1,505)	(502)	—	—
Capital and reserves	(1,267,570)	—	—	—	—
DERIVATIVES	(136,936)	(204,005)	548,898	(117,704)	48,800
Financial derivative instruments	(136,936)	(204,005)	548,898	(117,704)	48,800

	Year-End 2016
CLF Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	460,596	467,103	2,112,730	1,828,020	3,977,336
Cash	—	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	498,761	453,798	2,019,088	1,751,321	3,931,531
Financial assets available for sale	3,792	13,305	93,642	76,699	45,805
PP&E and intangible assets	—	—	—	—	—
Other assets	(41,957)	—	—	—	—
LIABILITIES	(366,933)	(158,745)	(1,087,649)	(892,317)	(3,218,064)
Other liabilities	(86,149)	—	(46,944)	(66,944)	(21,856)
Capital and reserves	—	—	—	—	—
Debt issued	(41,651)	(12,178)	(542,146)	(649,782)	(2,773,046)
Current accounts and demand deposits	(17,596)	—	—	—	—
Savings accounts and time deposits	(221,537)	(146,567)	(498,559)	(175,591)	(423,162)
DERIVATIVES	(633,500)	(290,901)	(864,344)	(448,301)	233,496
Financial derivative instruments	(633,500)	(290,901)	(864,344)	(448,301)	233,496

	Year-End 2016
COP and UVR Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
Assets	2,777,361	610,840	667,891	761,052	690,494
Cash	328,871	—	—	—	—
Repurchase agreements	152,665	—	—	—	—
Loans to customers, net	1,697,264	602,867	629,102	695,626	508,008
Financial assets available for sale	44,235	7,973	38,789	65,426	182,486
Financial assets held to maturity	107,541	—	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	446,785	—	—	—	—
Liabilities	(4,229,588)	(581,868)	(765,798)	(461,681)	(309,997)
Current accounts and demand deposits	(1,759,415)	—	—	—	—
Savings accounts and time deposits	(930,983)	(570,126)	(631,854)	(342,199)	(101,967)
Debt issued	(24,653)	(11,742)	(133,944)	(119,482)	(208,030)
Other liabilities	(740,891)	—	—	—	—
Capital and reserves	(773,646)	—	—	—	—
Derivatives	(41,422)	(24,828)	220,845	(8,233)	(83,679)
Financial derivative instruments	(41,422)	(24,828)	220,845	(8,233)	(83,679)

	Year-End 2016
FX Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	979,846	774,212	1,123,227	31,486	34,326
Cash	349,543	—	—	—	—
Repurchase agreements	39,172	—	—	—	—
Loans to customers, net	645,830	774,108	1,122,529	22,872	22,093
Financial assets available for sale	287	104	698	8,614	12,233
Financial assets held to maturity	—	—	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	(54,986)	—	—	—	—
LIABILITIES	(1,880,468)	(785,961)	(1,179,179)	(545,528)	—
Current accounts and demand deposits	(317,104)	—	(7,959)	—	—
Savings accounts and time deposits	(923,035)	(264,542)	(322,601)	—	—
Debt issued	(7,529)	(125,397)	(469,452)	(540,348)	—
Other liabilities	(610,230)	(396,022)	(379,167)	(5,180)	—
Capital and reserves	(22,570)	—	—	—	—
DERIVATIVES	329,880	264,544	461,844	543,063	(57,615)
Financial derivative instruments	329,880	264,544	461,844	543,063	(57,615)

	Year-End 2015
CLP Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	1,375,771	433,059	740,858	377,601	102,765
Cash	227,450	—	—	—	—
Repurchase agreements	58,296	—	—	—	—
Loans to customers, net	639,202	408,002	701,133	365,287	102,720
Financial assets available for sale	147,925	25,057	39,725	12,314	45
Financial assets held to maturity	—	—	—	—	—
PP&E and intangible assets	97,349	—	—	—	—
Other assets	205,549	—	—	—	—
LIABILITIES	(1,823,957)	(518,933)	(1,046,280)	(278,441)	(10,960)
Current accounts and demand deposits	(375,365)	(47,417)	(151,741)	(110,807)	(10,960)
Savings accounts and time deposits	(658,190)	(471,444)	(892,462)	(137,889)	—
Debt issued	—	—	(2,077)	(29,745)	—
Repurchase agreements	(88,328)	(72)	—	—	—
Other liabilities	(178,329)	—	—	—	—

Capital and reserves	(523,745)	—	—	—	—
DERIVATIVES	313,295	157,511	414,040	(130,308)	(92,492)
Financial derivative instruments	313,295	157,511	414,040	(130,308)	(92,492)

	Year-End 2015
CLF Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	340,027	265,914	957,214	627,247	2,133,207
Cash	—	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	248,695	217,467	874,598	546,211	2,133,207
Financial assets available for sale	81,786	48,447	82,616	81,036	—
Financial assets held to maturity	—	—	—	—	—
PP&E and intangible assets	—	—	—	—	—
Other assets	9,546	—	—	—	—
LIABILITIES	(214,234)	(88,779)	(609,756)	(542,924)	(1,756,897)
Current accounts and demand deposits	(371)	—	—	—	—
Savings accounts and time deposits	(171,613)	(80,000)	(494,159)	(171,808)	(373,648)
Debt issued	(4,173)	(8,776)	(59,318)	(285,780)	(1,331,970)
Repurchase agreements	—	—	—	—	—
Other liabilities	(38,077)	(3)	(56,279)	(85,336)	(51,279)
Capital and reserves	—	—	—	—	—
DERIVATIVES	88,477	(202,459)	(189,140)	(55,062)	(304,577)
Financial derivative instruments	88,477	(202,459)	(189,140)	(55,062)	(304,577)

	Year-End 2015
FX Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	535,528	426,188	548,729	22,657	16,207
Cash	143,224	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	335,312	426,188	548,729	22,657	16,207
Financial assets available for sale	—	—	—	—	—
Financial assets held to maturity	—	—	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	56,992	—	—	—	—
LIABILITIES	(445,017)	(499,406)	(452,259)	(30,098)	(5,389)
Current accounts and demand deposits	(65,134)	(10,675)	(34,114)	(24,691)	(5,389)
Savings accounts and time deposits	(241,110)	(159,131)	(169,009)	—	—
Debt issued	—	—	—	—	—
Repurchase agreements	—	—	—	—	—
Other liabilities	(138,773)	(329,600)	(249,136)	(5,407)	—
Capital and reserves	—	—	—	—	—
DERIVATIVES	(229,775)	74,931	9,984	(630)	(23,882)
Financial derivative instruments	(229,775)	74,931	9,984	(630)	(23,882)

Schedule of aforementioned exposures

The following table summarizes the aforementioned exposures:

	2017 Exposure	2016 Exposure	2015 Exposure
Currency	MCh$	MCh$	MCh$
CLP	(2,267,374)	(1,942,677)	13,530
CLF	877,152	1,118,526	448,256
COP-UVR	(550,847)	(778,611)	—
FX	(338,228)	93,673	(52,231)

Schedule of Interest Rate

Interest Rate Scenarios - Chile (basis points — 0.01%)

Scenarios for impact on financial trading instruments							Scenarios for impact on Available-for-Sale Assets(AFS)							Scenarios for impact on instruments measured at amortized cost
Term	Overnight CLP	Gov’t CLP	Overnight CLF	Gov’t CLF	Curve USD	Curves MX	Term	Overnight CLP	Gov’t CLP	Overnight CLF	Gov’t CLF	Curve USD	Curves MX	Term	Overnight CLP	Overnight CLF	Curve USD
1D	(35)	48	116	314	122	(122)	1D	(35)	48	(116)	314	122	122	1D	35	116	122
3M	(35)	48	116	314	122	(122)	3M	(35)	48	(116)	314	122	122	1M	35	116	122
6M	(35)	48	116	314	122	(122)	6M	(35)	48	(116)	314	122	122	3M	35	116	122
9M	(39)	49	97	202	99	(99)	9M	(39)	49	(97)	202	99	99	6M	35	116	122
1Y	(43)	49	77	79	75	(75)	1Y	(43)	49	(77)	79	75	75	9M	39	97	99
2Y	(40)	39	59	75	49	(49)	2Y	(40)	39	(59)	75	49	49	1Y	43	77	75
3Y	(46)	41	57	67	58	(58)	3Y	(46)	41	(57)	67	58	58
4Y	(56)	42	55	59	67	(67)	4Y	(56)	42	(55)	59	67	67
5Y	(66)	43	54	51	75	(75)	5Y	(66)	43	(54)	51	75	75
7Y	(63)	56	58	57	82	(82)	7Y	(63)	56	(58)	57	82	82
10Y	(59)	74	65	67	93	(93)	10Y	(59)	74	(65)	67	93	93
20Y	(59)	75	70	58	93	(93)	20Y	(59)	75	(70)	58	93	93

Interest Rate Scenarios - Colombia (basis points — 0.01%)

Scenarios for impact on financial trading instruments				Scenarios for impact on Available-for-Sale Assets(AFS)				Scenarios for impact on instruments measured at amortized cost
Term	Gov’t COP	Swap IBR	Curve USD	Term	Gov’t COP	Swap IBR	Curve USD	Term	Curves MX	Swap IBR	Curve USD
1D	91	59	(15)	1D	91	59	(15)	1D	—	59	14
3M	91	37	(18)	3M	91	37	(18)	1M	122	35	13
6M	91	48	(8)	6M	91	48	(8)	3M	122	37	11
9M	91	54	(16)	9M	91	54	(16)	6M	122	48	26
1Y	91	60	(24)	1Y	91	60	(24)	9M	99	54	22
2Y	77	43	(33)	2Y	77	43	(33)	1Y	75	60	19
3Y	67	36	(44)	3Y	67	36	(44)
4Y	62	39	(49)	4Y	62	39	(49)
5Y	67	43	(54)	5Y	67	43	(54)
7Y	75	40	(60)	7Y	75	40	(60)
10Y	85	36	(69)	10Y	85	36	(69)
20Y	41	23	(99)	20Y	41	23	(99)

Schedule of Exchange Rate

Exchange Rate Scenarios - Chile

Exchange Rate	Scenarios for impact on financial trading instruments	Scenario for Impact on AFS	Scenario for Impact on Amortized Cost Book
USD-CLP	8.1%	-8.1%	-8.1%
USD-COP	8.0%	8.0%	8.0%

Exchange Rate Scenarios — Colombia

Exchange Rate	Scenarios for impact on financial trading instruments	Scenario for Impact on AFS	Scenario for Impact on Amortized Cost Book
USD-COP	-8.4%	8.4%	8.4%

Schedule of Potential Impact on P&L

The following table presents the impact profit and loss (P&L) for the years ended December 31, 2017, 2016 and 2015 derived from the aforementioned scenarios applied to our financial trading instruments as of year-end:

	2017	2016	2015
Potential Impact on P&L	MCh$	MCh$	MCh$
CLP Rate Risk	(849)	(2,812)	(1,865)
Derivatives	(847)	(2,604)	(1,823)
Investments	(2)	(208)	(42)
CLF Rate Risk	(7,839)	(8,069)	(2,662)
Derivatives	(7,839)	(8,069)	(2,635)
Investments	—	—	(27)
COP Rate Risk	(14,895)	(11,622)	—
Derivatives	(9,909)	(10,439)	—
Investments	(4,986)	(1,183)	—
UVR Rate Risk	—	(404)	—
Derivatives	—	—	—
Investments	—	(404)	—
USD Rate Risk	(2,001)	(2,658)	(778)
Other Currencies Rate Risk	(50)	(9)	(2)
Total Rate Risk	(25,634)	(25,574)	(5,307)
Foreign Exchange Risk	(755)	(1,921)	(131)
Options Risk (1)	66	(87)	—
Total Impact	(26,323)	(27,582)	(5,438)

(1) Option Risk includes the (Vega) and Gamma volatility risks.

Schedule of Potential Impact on Banking Book

The following table presents the consolidated impact on the net interest income derived from the aforementioned scenarios on the financial instruments measured at amortized cost for the periods ended December 31, 2017, 2016 and 2015.

Potential impact on instruments measured at amortized cost	2017	2016	2015
	MCh$	MCh$	MCh$
Impact of Interbamk Rate Risk	(9,432)	(7,096)	(4,673)

Schedule of Potential Impact on Equity&Prices

Changes in market factors derived from the aforementioned scenarios also generate an impact on equity accounts as a result of the potential change in available-for-sale instruments portfolio and the cash flow and net foreign investment hedges portfolios, which are presented in the following table:

	Potential Impact on Equity
As of December 31, 2017	DV01 (+1 bp)	Impact of Change in Interest Rate
Interest Rate	US$	MUS$	MCh$
CLP	(386,979)	(37.01)	(22,745)
CLF	(245,812)	(47.62)	(29,261)
COP	(225,321)	(17.50)	(10,766)
UVR	—	—	—
USD	(48,791)	(2.77)	(1,700)
Other	—	—	—
Total Rate Impact	(906,903)	(105)	(64,472)

	Impact of Change in Prices
Exchange Rate	MUS$	MCh$
USD	(8)	(4,875)
COP	(9)	(5,621)
Total Impact on Exchange Rate	(17)	(10,496)
Total Impact	(122)	(74,968)

As of December 31, 2016:

	Potential Impact on Equity
As of December 31, 2016	DV01 (+1 bp)	Impact of Change in Interest Rate
Interest Rate	US$	MUS$	MCh$
CLP	(293,337)	(14.00)	(9,211)
CLF	41,167	(15.00)	(10,029)
COP	(152,241)	(8.00)	(5,588)
UVR	—	—	—
USD	(77,927)	(3.00)	(2,094)
Other	(159)	—	(7)
Total Rate Impact	(482,497)	(40)	(26,929)

	Impact of Change in Prices
Exchange Rate	MUS$	MCh$
USD	(1)	(269)
COP	(150)	(100,390)
Total Impact on Exchange Rate	(151)	(100,659)
Total Impact	(191)	(127,588)

	Potential Impact on Equity
	DV01 (+1 bp)	Impact of Change in Interest Rate
Interest Rate	USD	MUS$	MCh$
CLP	(9,665)	(1)	(242)
CLF	(30,919)	(2)	(1,725)
USD	—	—	—
Other	—	—	—
Total Rate Impact	(40,584)	(3)	(1,967)

Impact of Change in Prices
Foreign Exchange	MUS$	MCh$
USD	—	—
Other	—	—
Total Impact on Exchange Rate	—	—
Total Impact	(3)	(1,967)

Schedule of Liquidity regulatory limit

The use of the liquidity regulatory limit as of December 31, 2017, 2016 and 2015, is detailed as follows:

	As of December 31,
	2017	2016	2015
Regulatory Liquidity Indicator	%	%	%
At 30 days	18	4	(2)
At 30 days in foreign currency	25	12	6
At 90 days	11	16	15

Schedule of cash flows from financial assets and liabilities

Balances of the Bank’s consolidated undiscounted contractual cash flows from financial assets and liabilities as of December 31, 2017, 2016 and 2015, are detailed as follows in MCh$:

	December 31, 2017
	1 Month	1 - 3 Months	3 Months to 6 month	6 month to 1 Year	1 year to 3 years	3 years to 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets	4,224,228	1,661,208	2,030,492	2,507,437	4,605,863	2,979,975	8,739,115	26,748,318
Cash	964,030	—	—	—	—	—	—	964,030
Financial instruments recorded at market value	1,031,730	1,214	230	15,516	15,448	6,634	13,339	1,084,111
Loans to other domestic banks without lines of credit	23,723	—	—	—	93,955	—	—	117,678
Lines of credit granted to other domestic banks	—	—	—	—	—	—	—	—
Commercial loans without lines of credit	1,746,846	1,401,225	1,663,302	1,489,772	2,656,850	1,677,277	4,455,127	15,090,399
Commercial lines of credit and overdrafts	(325,031)	10,376	(3,633)	97,780	49	—	—	(220,459)
Consumer loans without lines of credit	141,002	148,208	205,219	355,677	1,053,399	519,643	209,134	2,632,282
Consumer lines of credit and overdrafts	36,763	21,558	(13,488)	425,016	4,092	—	—	473,941
Residential mortgage loans	34,318	65,946	96,918	194,677	769,201	719,814	4,046,511	5,927,385
Financial instruments recorded based on issuer’s flow	18,891	250	31,240	35,122	—	—	—	85,503
Other transactions or commitments without lines of credit	703,120	—	—	—	2,599	—	—	705,719
Other lines of credit granted	—	—	—	—	—	—	—	—
Derivative instruments	(151,164)	12,431	50,704	(106,123)	10,270	56,607	15,004	(112,271)
Liabilities	(8,239,221)	(2,164,508)	(2,393,760)	(3,255,779)	(2,859,785)	(1,094,157)	(5,255,700)	(25,262,910)
Current accounts and other demand deposits	(4,141,667)	—	—	—	—	—	—	(4,141,667)
Term savings accounts - unconditional withdrawal	(2,708)	—	—	—	—	—	—	(2,708)
Term savings accounts - deferred withdrawal	(25,702)	—	—	—	—	—	—	(25,702)
Obligations with Chilean Central Bank without lines of credit	(397,707)	—	—	—	—	—	—	(397,707)
Lines of credit secured from Chilean Central Bank	—	—	—	—	—	—	—	—
Obligations with other domestic banks without lines of credit	—	—	—	—	—	—	—	—
Lines of credit secured from other domestic banks	—	—	—	—	—	—	—	—
Savings accounts and time deposits	(1,910,317)	(1,938,606)	(2,106,012)	(2,356,981)	(905,369)	(125,129)	(789,883)	(10,132,297)
Foreign loans without lines of credit	(460,289)	(147,694)	(224,952)	(646,167)	(362,455)	(95,084)	(240,690)	(2,177,331)
Lines of credit from foreign banks	—	—	—	—	—	—	—	—
Letter of credit obligations	(3,120)	(582)	(3,191)	(6,257)	(21,623)	(16,323)	(24,732)	(75,828)
Bonds payable	(599,615)	(78,780)	(63,087)	(231,538)	(1,511,971)	(839,412)	(4,200,119)	(7,524,522)
Other obligations or payment commitments without lines of credit	(698,096)	1,154	3,482	(14,836)	(58,367)	(18,209)	(276)	(785,148)
Other lines of credit secured	—	—	—	—	—	—	—	—
Net band	(4,014,993)	(503,300)	(363,268)	(748,342)	1,746,078	1,885,818	3,483,415	1,485,408

	December 31, 2016
	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets	4,437,895	2,112,587	4,778,259	5,251,810	17,824,808	34,405,359
Cash	1,119,862	—	—	—	—	1,119,862
Financial instruments recorded at market value	1,004,424	359,123	118,864	494,925	1,159,907	3,137,243
Loans to other domestic banks without lines of credit	167,076	4,092	—	—	—	171,167
Lines of credit granted to other domestic banks	—	—	—	—	—	—
Commercial loans without lines of credit	1,969,379	1,525,530	3,364,118	2,816,369	9,368,578	19,043,975
Commercial lines of credit and overdrafts	(276,662)	2,781	58,006	45	45	(215,785)
Consumer loans without lines of credit	62,325	131,324	525,925	1,038,327	1,744,874	3,502,775
Consumer lines of credit and overdrafts	94,515	4,484	325,597	3,248	3,248	431,093
Residential mortgage loans	37,140	66,144	283,201	739,403	5,314,672	6,440,560
Financial instruments recorded based on issuer’s flow	30,967	470	75,868	—	—	107,305
Other transactions or commitments without lines of credit	238,207	6,092	16,098	112,494	117,408	490,299
Other lines of credit granted	—	—	—	—	—	—
Derivative instruments	(9,338)	12,547	10,582	46,999	116,076	176,865
Liabilities	(8,454,693)	(2,799,978)	(5,214,372)	(2,960,247)	(8,655,131)	(28,084,422)
Current accounts and other demand deposits	(4,318,821)	—	—	—	—	(4,318,821)
Term savings accounts - unconditional withdrawal	(2,901)	—	—	—	—	(2,901)
Term savings accounts - deferred withdrawal	(39,644)	—	—	—	—	(39,644)
Obligations with Chilean Central Bank without lines of credit	(376,629)	—	—	—	—	(376,629)
Lines of credit secured from Chilean Central Bank	—	—	—	—	—	—
Obligations with other domestic banks without lines of credit	—	—	—	—	—	—
Lines of credit secured from other domestic banks	—	—	—	—	—	—
Savings accounts and time deposits	(3,091,375)	(2,474,208)	(3,500,821)	(1,139,025)	(1,938,961)	(12,144,391)
Foreign loans without lines of credit	(245,352)	(281,556)	(1,017,915)	(109,668)	(328,524)	(1,983,014)
Lines of credit from foreign banks	—	—	—	—	—	—
Letter of credit obligations	(4,099)	(809)	(12,048)	(26,473)	(79,972)	(123,402)
Bonds payable	(40,256)	(32,952)	(632,208)	(1,638,082)	(6,217,523)	(8,561,021)
Other obligations or payment commitments without lines of credit	(335,616)	(10,453)	(51,380)	(46,999)	(90,151)	(534,599)
Other lines of credit secured	—	—	—	—	—	—
Net band	(4,016,798)	(687,391)	(436,113)	2,291,563	9,169,677	6,320,937

	December 31, 2015
	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets	1,684,312	634,369	1,862,438	1,106,943	5,370,043	10,658,103
Cash	556,223	—	—	—	—	556,223
Financial instruments recorded at market value	465,982	—	—	—	—	465,982
Loans to other domestic banks without lines of credit	49,779	8,927	38,282	2,825	2,825	102,638
Lines of credit granted to other domestic banks	—	—	—	—	—	—
Commercial loans without lines of credit	548,585	550,736	1,193,941	616,189	2,936,302	5,845,752
Commercial lines of credit and overdrafts	8,671	2,306	38,713	22	22	49,734
Consumer loans without lines of credit	13,780	27,094	113,379	221,144	317,221	692,619
Consumer lines of credit and overdrafts	(9,524)	9,338	295,542	3,001	3,001	301,357
Residential mortgage loans	10,773	21,390	98,262	257,087	2,053,706	2,441,217
Financial instruments recorded based on issuer’s flow	89	17,682	34,274	11,504	14,079	77,628
Other transactions or commitments without lines of credit	61,262	—	77,054	—	—	138,316
Other lines of credit granted	—	—	—	—	—	—
Derivative instruments	(21,308)	(3,104)	(27,009)	(4,829)	42,887	(13,363)
Liabilities	(2,140,218)	(875,303)	(2,297,841)	(1,191,284)	(3,520,612)	(10,025,260)
Current accounts and other demand deposits	(1,013,102)	—	—	—	—	(1,013,102)
Term savings accounts - unconditional withdrawal	—	—	—	—	—	—
Term savings accounts - deferred withdrawal	—	—	—	—	—	—
Obligations with Chilean Central Bank without lines of credit	—	—	—	—	—	—
Lines of credit secured from Chilean Central Bank	—	—	—	—	—	—
Obligations with other domestic banks without lines of credit	(2)	(2)	(99)	(753)	(9,210)	(10,066)
Lines of credit secured from other domestic banks	(21)	—	—	—	—	(21)
Savings accounts and time deposits	(943,680)	(821,386)	(1,660,957)	(362,949)	(976,198)	(4,765,172)
Foreign loans without lines of credit	(2,992)	(22,259)	(550,776)	(83,019)	(87,778)	(746,824)
Lines of credit from foreign banks	—	—	—	—	—	—
Letter of credit obligations	(1,748)	—	(4,916)	(9,009)	(21,783)	(37,456)
Bonds payable	(3,806)	(952)	(51,699)	(290,792)	(1,907,377)	(2,254,626)
Other obligations or payment commitments without lines of credit	(174,867)	(30,704)	(29,394)	(444,762)	(518,266)	(1,197,993)
Other lines of credit secured	—	—	—	—	—	—
Net band	(455,906)	(240,934)	(435,403)	(84,341)	1,849,431	632,843

Schedule of reciprocity between the banks commercialActivity explanatory

This is a measurement of the reciprocity between the Bank’s commercial activity and the stability of its funding.

	Dec 2017	Dec 2016	Dec 2015
Year-End	71.9%	78.4%	73.5%
Minimum	70.2%	71.0%	73.2%
Maximum	78.4%	81.5%	79.9%
Average	72.3%	77.5%	76.5%

Schedule of assetsobtained by taking possession ofcollateral explanatory

Available assets and investments adjusted for the delivery or receipt of guarantees for year-end 2017, 2016 and 2015 are detailed as follows.

		Guarantees	Guarantees
	Amount	Furnished	Received	Cash
	MCh$	MCh$	MCh$	MCh$
Year	(i)	(ii)	(iii)	(i-ii+iii)
2017	999,044	(356,881)	172,881	1,528,806
2016	1,980,930	423,655	383,424	1,940,699
2015	579,597	43,727	10,293	546,163

Schedule of Offsetting of financial assets and financial liabilities explanatory

The following table details the netting of these transactions:

		12/31/2017			12/31/2016			12/31/2015
		Gross amount assets	Gross amount liabilities	Net amounts	Gross amount assets	Gross amount liabilities	Net amounts	Gross amount assets	Gross amount liabilities	Net amounts
		(a)	(b)	(c) = (a) + (b)	(a)	(b)	(c) = (a) + (b)	(a)	(b)	(c) = (a) + (b)
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives with netting agreement		127,293	(96,942)	30,351	776,613	(885,158)	(108,545)	—	—	—
Derivatives without netting agreement		1,121,482	(998,212)	123,270	326,156	(22,176)	303,980	227,984	(253,183)	(25,199)
Total Derivatives	8	1,248,775	(1,095,154)	153,621	1,102,769	(907,334)	195,435	227,984	(253,183)	(25,199)
Net guarantees delivered in compensation houses (*)		78,097	—	78,097	56,818	—	56,818	724	—	724
Net guarantees delivered in bilateral agreements (**)	15/20	88,520	(79,589)	8,931	167,148	(49,776)	117,372	—	—	—
Net guarantees		166,617	(79,589)	87,028	223,966	(49,776)	174,190	724	—	724
Derivatives net of guarantees		1,169,186	(928,537)	240,649	1,052,993	(683,368)	369,625	227,984	(252,459)	(24,475)

(*) Clearing Houses: centralized counterparties that play the counterparty role for all participants

(**) Bilateral agreements: contractual agreements between both parties for delivery of guarantees under certain conditions

Schedule of Risk exposures of contingent loans explanatory

As instructed in Chapter 12-1 “Equity for Legal and Regulatory Purposes” of the SBIF RAN, beginning in January 2010, a regulatory change was implemented that made effective Chapter B-3 of the Compendium of Accounting Standards and its subsequent amendments, which changed the risk exposures of contingent loans, passing from 100% to the percentages indicated below:

Type of Contingent Loan	Exposure
a) Collaterals and Guarantors	100%
b) Confirmed foreign letters of credit	20%
c) Issued documentary letters of credit	20%
d) Performance and bid bonds	50%
e) Unrestricted lines of credit:	35%
f) Other loan commitments:
- Higher education loans Law 20,027	15%
- Other	100%
g) Other contingent loans	100%

Schedule of Risk weighted assets explanatory

As of year-end, the ratio of assets to risk-weighted assets was as follows:

	Consolidated Assets		Risk-Weighted Assets
	2017	2016	2017	2016
	MCh$	MCh$	MCh$	MCh$
Balance sheet assets (net of provisions)
Cash and due from banks	964,030	1,487,137	—	—
Transactions pending settlement	157,017	137,190	30,679	41,425
Trading securities	415,061	632,557	64,799	104,617
Receivables from repurchase agreements and securities borrowing	28,524	159,458	7,277	59,703
Financial derivative instruments	1,461,326	1,615,789	1,094,481	1,203,011
Loans and advances to banks	70,077	150,568	36,073	123,759
Loans to customers	19,767,434	20,449,754	17,850,495	18,713,221
Financial assets available for sale	2,653,066	2,054,110	501,656	326,964
Financial assets held to maturity	202,030	226,422	202,030	226,422
Investments in other companies	10,412	19,967	10,412	19,967
Intangible assets	1,605,234	1,657,614	435,991	469,167
Property, plant and equipment	130,579	119,970	130,579	119,970
Current tax assets	238,452	162,410	23,845	16,241
Deferred tax assets	161,109	287,051	16,111	28,705
Other assets	444,692	486,047	427,567	388,304
Off-balance-sheet assets
Contingent loans	2,199,660	2,255,880	1,319,796	1,353,528
Total risk-weighted assets	30,508,703	31,901,924	22,151,791	23,195,004

Schedule of BasicAnd Regulatory Capital

Risk weighted assets are calculated according to Chapter 12-1 of the Recopilación Actualizada de Normas —RAN (update compilation of rules) issued by the Superintendency of Bank and Financial Institutions.

	Amount			Ratio
	2017		2016	2017		2016
	MCh$		MCh$	%		%
Basic capital	3,189,876	(a)	3,173,516	10.46	(c)	9.95
Regulatory capital	3,249,572	(b)	3,252,175	14.67	(d)	14.02